ASSETS HELD FOR SALE - Narrative (Details)	12 Months Ended
Dec. 31, 2024 MW GW
ASSETS HELD FOR SALE [Abstract]
Ownership Interest	25.00%
Pumped storage power capacity | GW	2
Biomass power capacity	30
Wind and solar power capacity	1,004
Wind, solar and battery power capacity	650